Fair Value Measurements (Effects of Fair Value Measured Assets and Liabilities) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives	$ 192	$ 1,476	$ 4,614	$ (1,518)	$ (4,494)	$ (2,178)	$ (2,802)
Unrealized gain (loss) on marketable securities	479	598	(998)	1,406	1,896	(1,013)	(4,649)
Derivative expense related to credit default swaps	272	271	540	537	1,077	1,045	1,036
Fair Value Measurements Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives	192	1,476	4,614	(1,518)	(4,494)	(2,178)	(2,802)
Unrealized gain (loss) on marketable securities	479	598	(998)	1,406	1,896	(1,013)	(4,649)
Realized gain (loss) on marketable securities	4	20	2,108	16	84	89	971
Net	(2,325)	1,869	2,499	(484)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Interest rate derivatives - floors
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives	3,386	2,340	3,988	2,307	362	(488)	(2,435)
Realized gain (loss) on options on derivatives	(3,000)	(225)	(3,225)	(388)	(800)	0	(543)
Fair Value Measurements Recurring | Interest rate derivatives - caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives	(18)	(472)	(70)	(1,114)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives	(3,176)	(392)	696	(2,711)	(3,190)	988	(36)
Realized gain (loss) on options on derivatives					0	0	(4,165)
Fair Value Measurements Recurring | Options on futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives					0	0	427
Fair Value Measurements Recurring | Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(2,325)	1,869	2,499	(484)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Derivative liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(1,171)	(135)	271	(921)	(1,092)	285	0
Fair Value Measurements Recurring | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(1,637)	1,386	1,118	(985)
Fair Value Measurements Recurring | Derivative assets | Interest rate derivatives - floors
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	386	2,115	763	1,919	(438)	(488)	(2,435)
Fair Value Measurements Recurring | Derivative assets | Interest rate derivatives - caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(18)	(472)	(70)	(1,114)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(2,005)	(257)	425	(1,790)	(2,098)	703	(4,201)
Fair Value Measurements Recurring | Derivative assets | Options on futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets					0	0	(116)
Fair Value Measurements Recurring | Non-derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	(1,154)	2,004	2,228	437	(2,222)	(3,387)	(11,188)
Fair Value Measurements Recurring | Non-derivative assets | Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 483	$ 618	$ 1,110	$ 1,422	$ 1,980	$ (924)	$ (3,678)